Investments	12 Months Ended
Dec. 31, 2014
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2013	2014
	$	$
Short-term investments
- Trading securities investments
- Fixed income products	11,341,097	—
Total trading securities investments	11,341,097	—
- Held-to-maturity investments
- Fixed income products	16,846,309	7,435,461
Total held-to-maturity investments	16,846,309	7,435,461
- Available-for-sale investments
- Fixed income products	—	14,357,845
- Other products	—	388,706
Total available-for-sale investments	—	14,746,551
Total short-term investments	28,187,406	22,182,012
Long-term investments
- Held-to-maturity investments
- Fixed income products	10,480,964	483,512
- Other products	—	4,673,952
Total held-to-maturity investments	10,480,964	5,157,464
- Other long-term investments
- Private equity funds products	3,197,218	2,488,476
- Other products	—	2,224,999
Total Other long-term investments	3,197,218	4,713,475
Total long-term investments	13,678,182	9,870,939
Total investments	41,865,588	32,052,951

Held-to-maturity investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of $3,044,856, $2,510,647 and $2,027,454 for the years ended December 31, 2012, 2013 and 2014, respectively. Interest receivable on the products was $539,586, $856,068 and $862,001 as of December 31, 2012, 2013 and 2014, respectively. Of the long-term held-to-maturity investments, $2,095,220, $1,450,536 and $1,611,708 will mature in 2016, 2017 and 2019, respectively. Held-to-maturity investments include investments in debt securities of certain real estate funds managed by the Group of $11,917,947, $7,100,203 and nil as of December 31, 2012, 2013 and 2014, respectively.

Trading securities investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such; it is classified within Level 2 measurement. The Group recorded investment income on these investments of nil, $1,413,810 and $1,390,200 for the years ended December 31, 2012, 2013 and 2014, respectively.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. Changes in fair value of the available-for-sale investments for the year ended December 31, 2014 was $832,372, recorded in the other comprehensive income, of which $ 410,048 was realized and reclassified from other comprehensive income to “investment income” in the consolidated statements of operations during the year. As of December 31, 2014, the net unrealized gain remained in other comprehensive income was $422,324. The amortized cost of the available-for-sale investments as of December 31, 2014 was $14,324,227. There’s no investment with realized or unrealized losses during the periods presented.

Other long-term investments consist of investments in 3 private equity funds as a limited partner with less than 3% equity interest and equity investments of series B preferred share in PPDAI Group Inc. In 2014, the Company also invested US$ 2,224,999 in PPDAI Group Inc., by subscribing and purchasing Series B Preferred Shares, representing 2.62% of the investee’s issued share capital. PPDAI Group Inc. is a private entity primarily engaged in the P2P internet lending business. The Group accounted for these private equity funds investments and equity investment in private entity using the cost method of accounting due to the fact that the Group has no significant influence on the investees.